PORTFOLIO OF INVESTMENTS

3RD QUARTER

USAA GROWTH & INCOME FUND

APRIL 30, 2019

48489-0619	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth & Income Fund

April 30, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (97.2%)
	COMMON STOCKS (97.2%)
	Basic Materials (3.0%)
	Chemicals (3.0%)
67,800	Air Products & Chemicals, Inc.	$13,953
51,967	Dow, Inc.	2,948
155,903	DowDuPont, Inc.	5,994
68,000	Linde plc	12,258
68,900	LyondellBasell Industries N.V. “A”	6,079
631,000	Mosaic Co.	16,475

	Total Basic Materials	57,707

	Communications (7.7%)
	Internet (4.5%)
18,916	Alphabet, Inc. “A”(a)	22,680
17,400	Amazon.com, Inc.(a)	33,521
286,696	eBay, Inc.	11,110
96,000	Facebook, Inc. “A”(a)	18,566

		85,877

	Media (2.4%)
417,764	Comcast Corp. “A”	18,185
193,200	Walt Disney Co.	26,463

		44,648

	Telecommunications (0.8%)
200,000	Juniper Networks, Inc.	5,554
142,500	T-Mobile US, Inc.(a)	10,401

		15,955

	Total Communications	146,480

	Consumer, Cyclical (17.1%)
	Airlines (2.1%)
143,000	Alaska Air Group, Inc.	8,852
77,566	Delta Air Lines, Inc.	4,521
293,000	United Continental Holdings, Inc.(a)	26,036

		39,409

	Apparel (0.9%)
192,000	NIKE, Inc. “B”	16,863

	Auto Manufacturers (0.5%)
42,000	Tesla, Inc.(a),(b)	10,025

	Entertainment (0.3%)
23,000	Vail Resorts, Inc.	5,263

1 | USAA Growth & Income Fund

Number of Shares	Security	Market Value (000)
	Food Service (0.5%)
306,471	Aramark	$9,525

	Home Builders (1.3%)
484,099	Lennar Corp. “A”	25,188

	Leisure Time (3.8%)
823,622	Norwegian Cruise Line Holdings Ltd.(a)	46,444
215,533	Royal Caribbean Cruises Ltd.	26,067

		72,511

	Lodging (3.3%)
91,700	Hilton Worldwide Holdings, Inc.	7,977
341,610	Las Vegas Sands Corp.	22,905
1,178,644	MGM Resorts International	31,387

		62,269

	Retail (4.4%)
60,797	Advance Auto Parts, Inc.	10,112
35,100	Chipotle Mexican Grill, Inc.(a)	24,150
112,183	Dollar General Corp.	14,145
57,000	Home Depot, Inc.	11,611
108,166	Lowe’s Companies, Inc.	12,238
130,000	Nordstrom, Inc.	5,333
65,000	Tiffany & Co.	7,008

		84,597

	Total Consumer, Cyclical	325,650

	Consumer, Non-cyclical (10.5%)
	Agriculture (0.3%)
57,174	Philip Morris International, Inc.	4,949

	Beverages (0.6%)
205,669	Coca-Cola European Partners plc	11,022

	Commercial Services (0.8%)
22,600	AMERCO	8,434
271,932	Nielsen Holdings plc	6,942

		15,376

	Cosmetics/Personal Care (0.4%)
120,000	Colgate-Palmolive Co.	8,735

	Food (1.0%)
162,500	Kraft Heinz Co.	5,401
509,000	Kroger Co.	13,122

		18,523

	Healthcare Products (2.8%)
45,000	Align Technology, Inc.(a)	14,610
90,000	Danaher Corp.	11,920
82,000	Edwards Lifesciences Corp.(a)	14,438
133,300	Medtronic plc	11,838

		52,806

	Healthcare-Services (1.9%)
40,912	Anthem, Inc.	10,761
108,508	UnitedHealth Group, Inc.	25,290

		36,051

Portfolio of Investments | 2

Number of Shares	Security	Market Value (000)
	Pharmaceuticals (2.7%)
63,265	Allergan plc	$9,300
98,220	CVS Health Corp.	5,341
95,400	Johnson & Johnson	13,470
86,125	Merck & Co., Inc.	6,779
258,254	Pfizer, Inc.	10,488
155,626	Sanofi ADR	6,806

		52,184

	Total Consumer, Non-cyclical	199,646

	Energy (7.1%)
	Oil & Gas (6.6%)
233,747	BP plc ADR	10,222
250,000	Cabot Oil & Gas Corp.	6,473
82,701	Chevron Corp.	9,929
101,540	Cimarex Energy Co.	6,972
152,756	ConocoPhillips	9,642
284,106	EOG Resources, Inc.	27,288
193,357	Hess Corp.	12,398
1,128,323	Kosmos Energy Ltd.	7,549
367,251	Parsley Energy, Inc. “A”(a)	7,330
100,900	Phillips 66	9,512
500,000	Transocean Ltd.(a)	3,930
79,952	Valero Energy Corp.	7,248
273,216	Vermilion Energy, Inc.	6,983

		125,476

	Oil & Gas Services (0.5%)
326,000	Halliburton Co.	9,236

	Total Energy	134,712

	Financial (19.2%)
	Banks (7.3%)
490,000	Bank of America Corp.	14,984
468,175	Bank of New York Mellon Corp.	23,250
200,000	Fifth Third Bancorp	5,764
128,292	J.P. Morgan Chase & Co.	14,888
831,100	KeyCorp	14,586
430,700	Morgan Stanley	20,781
131,264	State Street Corp.	8,881
497,112	U.S. Bancorp.	26,506
196,935	Wells Fargo & Co.	9,534

		139,174

	Diversified Financial Services (7.6%)
130,900	American Express Co.	15,345
83,122	Ameriprise Financial, Inc.	12,200
397,900	Charles Schwab Corp.	18,216
177,070	CME Group, Inc.	31,678
198,009	E*TRADE Financial Corp.	10,031
370,876	Jefferies Financial Group, Inc.	7,629
460,320	Navient Corp.	6,219
1,173,520	SLM Corp.	11,923
195,960	Visa, Inc. “A”	32,221

		145,462

	Insurance (2.8%)
100,000	Allstate Corp.	9,906
123,917	American International Group, Inc.	5,895
54,700	Berkshire Hathaway, Inc. “B”(a)	11,854
45,939	Chubb Ltd.	6,670

3 | USAA Growth & Income Fund

Number of Shares	Security	Market Value (000)
157,500	Fidelity National Financial, Inc.	$6,292
70,459	Willis Towers Watson plc	12,989

		53,606

	REITS (1.1%)
212,030	Liberty Property Trust	10,525
328,223	MGM Growth Properties, LLC “A”	10,589

		21,114

	Savings & Loans (0.4%)
651,400	New York Community Bancorp, Inc.	7,576

	Total Financial	366,932

	Industrial (15.9%)
	Aerospace/Defense (3.3%)
65,360	Boeing Co.	24,686
298,400	Spirit AeroSystems Holdings, Inc. “A”	25,931
84,405	United Technologies Corp.	12,037

		62,654

	Building Materials (2.1%)
228,703	Johnson Controls International plc	8,576
132,496	Owens Corning	6,793
196,500	Vulcan Materials Co.	24,781

		40,150

	Electronics (0.6%)
69,720	Honeywell International, Inc.	12,105

	Engineering & Construction (0.6%)
136,999	Jacobs Engineering Group, Inc.	10,678

	Environmental Control (0.8%)
186,700	Republic Services, Inc.	15,463

	Hand/Machine Tools (0.6%)
79,275	Stanley Black & Decker, Inc.	11,622

	Machinery-Diversified (1.3%)
105,000	Deere & Co.	17,391
99,043	Wabtec Corp.	7,336

		24,727

	Miscellaneous Manufacturers (1.4%)
1,144,274	General Electric Co.	11,637
100,000	Illinois Tool Works, Inc.	15,563

		27,200

	Transportation (5.2%)
191,500	Canadian Pacific Railway Ltd.	42,909
300,000	CSX Corp.	23,889
62,055	FedEx Corp.	11,757
162,000	Kansas City Southern	19,949

		98,504

	Total Industrial	303,103

	Technology (15.4%)
	Computers (2.0%)
85,950	Apple, Inc.	17,248

Portfolio of Investments | 4

Number of Shares	Security	Market Value (000)
1,013,000	HP,Inc.	$20,209

		37,457

	Semiconductors (8.2%)
329,000	Applied Materials, Inc.	14,499
101,543	Broadcom, Inc.	32,331
548,555	Marvell Technology Group Ltd.	13,725
200,000	Maxim Integrated Products, Inc.	12,000
106,401	Microchip Technology, Inc.	10,628
25,000	NVIDIA Corp.	4,525
248,300	NXP Semiconductors N.V.	26,225
137,305	QUALCOMM, Inc.	11,826
170,300	Texas Instruments, Inc.	20,067
82,000	Xilinx, Inc.	9,852

		155,678

	Software (5.2%)
61,000	Adobe, Inc.(a)	17,644
453,433	Microsoft Corp.	59,218
417,439	Oracle Corp.	23,097

		99,959

	Total Technology	293,094

	Utilities (1.3%)
	Electric (1.3%)
153,914	Dominion Energy, Inc.	11,985
238,466	Exelon Corp.	12,150

	Total Utilities	24,135

	Total Common Stocks (cost: $1,284,947)	1,851,459

	Total Equity Securities (cost: $1,284,947)	1,851,459

	MONEY MARKET INSTRUMENTS (3.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.0%)
55,966,619	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(c) (cost: $55,967)	55,967

	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.5%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)
1,163,135	Goldman Sachs Financial Square Government Fund Institutional Class, 2.36%(c)	1,163
9,086,335	HSBC U.S. Government Money Market Fund Class I, 2.39%(c)	9,086

	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned (cost: $10,249)	10,249

	Total Investments (cost: $1,351,163)	$1,917,675

5 | USAA Growth & Income Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$1,851,459	$—	$—	$1,851,459
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	55,967	—	—	55,967
Short-Term Investments Purchased with Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	10,249	—	—	10,249

Total	$1,917,675	$—	$—	$1,917,675

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 6

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Growth & Income Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund’s NAV is calculated will not need to be reflected in the value of the Funds’ foreign securities. However, the USAA Asset Management Company (the Manager) and the Funds’ subadviser(s) will monitor for events that would materially affect the value of the Fund’s foreign securities. The Funds’ subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds’ foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds’ foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

7 | USAA Growth & Income Fund

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments | 8

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,904,555,000 at April 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.5% of net assets at April 30, 2019.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REITS

Real estate investment trusts—Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)	Non-income-producing security.

(b)	The security, or a portion thereof, was out on loan as of April 30, 2019.

(c)	Rate represents the money market fund annualized seven-day yield at April 30, 2019.

9 | USAA Growth & Income Fund